February 27, 1996

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  Rule 24f-2 Notice for Prudential Utility Fund, Inc. (File No. 811-
          3175)

     On behalf of Prudential Utility Fund, Inc., enclosed for filing under the

Investment Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

     These documents have also been filed using the EDGAR system. Please acknowledge receipt of this filing by stamping a copy of this letter and returning it in the enclosed self-addressed postage paid envelope.

                                   Very truly yours,




                                   /s/ Marguerite E. H. Morrison Marguerite E.H. Morrison Assistant Secretary

MM/ln
Enclosures





         U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.
 1.   Name and address of issuer: Prudential Utility Fund,
      Inc., One Seaport Plaza, New York, New York  10292.
 2. Name of each series or class of funds for which this notice is filed: The Fund offers three classes of shares designated Class A, Class B and Class C.

 3.   Investment Company Act File Number: 811-3175.
      Securities Act File Number: 2-72097.

 4.   Last day of fiscal year for which this notice is filed:
      December 31, 1995.

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                   [ ]
 6.   Date of termination of issuer's declaration under Rule
      24f-2(a)(1), if applicable (see instruction A.6): N/A

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/0

 8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 95,525,884/$889,688,733

 9. Number and aggregate sale price of securities sold during the fiscal year: 33,356,841/$305,062,793

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
      33,356,841/$305,062,793

    11.   Number and aggregate sale price of securities issued
          during the fiscal year in connection with dividend reinvestment plans, if applicable
          (see instruction B.7): 17,948,190/$158,587,981
    12.   Calculation of registration fee:
          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance on Rule 24f-2 (from item 10): $305,062,793 (ii) Aggregate price of shares issued in connection with dividend reinvestment
              plans (from item 11, if applicable):   +$158,587,981

       (iii)  Aggregate price of shares redeemed or
                       repurchased during the fiscal year
              (if applicable):                       -$875,835,355
        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2
              (if applicable):                         +0

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
(if applicable):                                      $0
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                   x 1/2900

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                $0

Instructions:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13.   Check box if fees are being remitted to the Commission's
          lockbox depository as described in section 3a of the    Commission's
          Rules of Informal and Other Procedures     (17 CFR 202.3a).
                                              [ ]
          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                    /s/ S. Jane Rose              By: (S. Jane


                                    Rose, Secretary)


 Date February 23, 1996






































                  PRUDENTIAL UTILITY FUND, INC. TREASURER'S CERTIFICATE
     The undersigned, Treasurer of Prudential Utility Fund, Inc., a Maryland Corporation (the Fund), does hereby certify as follows:
     1.   For the fiscal year ended December 31, 1995, the Fund
          issued 51,305,031 shares of Common Stock, $.01 par value, consisting of 19,149,716 Class A shares, 31,840,775 Class B shares and 314,540 Class C shares.
     2.   In respect of the issuance of such 51,305,031 shares,
          consisting of 19,149,716 Class A shares, 31,840,775 Class B shares and 314,540 Class C shares, the Fund received cash consideration of $463,650,774 consisting of $177,935,159 for Class A shares, $282,895,243 for Class B shares and $2,820,372 for Class C shares.
     3. With respect to each share issued, the Fund received cash consideration not less than the net asset value per share on the date issued and not less than $.01.
     4.   To the best of my knowledge and belief, the Fund is in
          good standing in the State of Maryland.
     5.   At no time during the fiscal year were there issued and
          outstanding more shares of the Fund's Common Stock than authorized by the Articles of Incorporation.
     In Witness Whereof, I have hereunto signed my name as Treasurer of the
Fund.
Date:   Februrary 23, 1996

                                   /s/Stephen M. Ungerman         Stephen M.
                                   Ungerman
                                   Assistant Treasurer
SEAL